TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION
	For the Six Months Ended June 30,
(Unaudited)	2023	2022
Loss before income taxes from operations in the PRC	$(76,899)	$(146,468)
Statutory income tax rate	25%	25%
Income tax expense at statutory rate	(19,225)	(36,617)
Tax effect of non-deductible items	-	-
Valuation allowance of deferred tax assets	19,225	36,617
Income tax expense	$-	$-